Fees and Expenses - Atlas U.S. Government Money Market Fund, Inc.	Jul. 28, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Each share class has different expenses but represents an investment in the same Fund. More information about these expenses, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchase” section of this Prospectus and in the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	None	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.25%	None	0.55%
Other Expenses	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.78%	0.53%	1.08%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Fund and for Class A shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years
Class A Shares	$80	$249
Class I Shares	$54	$170
Class P Shares	$110	$343

Expense Example Closing [Text Block]	The example should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown above.